Structured Entities - Summary of Unconsolidated Structured Entities (Detail) - CAD ($) $ in Millions		Oct. 31, 2024	Oct. 31, 2023
Disclosure of unconsolidated structured entities [line items]
Trading assets	[1]	$ 129,727	$ 117,868
Investment securities	[1]	152,832	118,237
Total assets	[1]	1,412,027	1,411,043
Deposits – Business and government	[1]	600,114	612,267
Derivative financial instruments	[1]	51,260	58,660
Total liabilities	[1]	1,327,951	1,332,472
Canadian multi-seller Conduits that the bank administers [Member]
Disclosure of unconsolidated structured entities [line items]
Total assets on structured entity's financial statements		6,299	5,291
Trading assets		8	8
Total assets		8	8
Bank's maximum exposure to loss		6,307	5,299
Structured finance entities [member]
Disclosure of unconsolidated structured entities [line items]
Total assets on structured entity's financial statements		13,695	3,683
Trading assets		306	18
Investment securities		842	804
Loans	[2]	4,757	1,182
Other		35	2
Total assets		5,940	2,006
Bank's maximum exposure to loss		11,469	3,296
Other funding vehicles [member]
Disclosure of unconsolidated structured entities [line items]
Total assets on structured entity's financial statements		1,870	1,872
Investment securities			10
Loans	[2]		61
Other		93	9
Total assets		93	80
Deposits – Business and government		1,842	1,834
Derivative financial instruments			38
Other		28
Total liabilities		1,870	1,872
Bank's maximum exposure to loss		76	71
Unconsolidated structured entities [member]
Disclosure of unconsolidated structured entities [line items]
Total assets on structured entity's financial statements		21,864	10,846
Trading assets		314	26
Investment securities		842	814
Loans	[2]	4,757	1,243
Other		128	11
Total assets		6,041	2,094
Deposits – Business and government		1,842	1,834
Derivative financial instruments			38
Other		28
Total liabilities		1,870	1,872
Bank's maximum exposure to loss		$ 17,852	$ 8,666

[1]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[2]	Loan balances are presented net of allowance for credit losses.